EXCHANGEABLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of Exchangeable Notes
The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The embedded derivatives are summarised as follows:

	December 31, 2019 US$’000	December 31, 2018 US$’000
Non-current assets
Exchangeable note bond call option	-	-

Non-current liabilities
Exchangeable note equity conversion option	4	238
Exchangeable note bond put option	-	-

	4	238

Total value of embedded derivatives – net liability	4	238

Schedule of Carrying Value of Exchangeable Senior Notes
Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method. The carrying value of exchangeable senior notes is calculated as follows:

	December 31, 2019 US$’000	December 31, 2018 US$’000
Balance at 1 January	81,382	92,955
Accretion interest	639	689
Less: purchased during the year at fair value	-	(12,262)

	82,021	81,382

	December 31, 2019 US$’000	December 31, 2018 US$’000
Exchangeable senior notes	82,021	81,382
Total value of embedded derivatives – liability	4	238

Total non-current liabilities	82,025	81,620